The Company and Summary of Significant Accounting Policies - Schedule of revenue recognized by geography during the years (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 40,355	$ 708,244
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	35,165	7,200
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,190	$ 701,044